ACCOUNTS PAYABLE AND OTHER - Accounts Payable and Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Accounts payable	$ 3,456	$ 3,250
Accrued and other liabilities	2,683	3,405
Lease liabilities	213	199
Financial liabilities	163	371
Insurance liabilities	443	398
Work in progress	359	382
Provisions and decommissioning liabilities	303	835
Liabilities associated with assets held for sale	10	1,710
Total current	7,630	10,550
Non-current
Accounts payable	110	87
Accrued and other liabilities	3,536	1,973
Lease liabilities	611	729
Financial liabilities	127	1,321
Insurance liabilities	1,669	1,427
Work in progress	33	36
Provisions and decommissioning liabilities	472	568
Total non-current	6,558	6,141
Bank overdrafts	0	19
Net defined benefit liability	194	204
Current net defined benefit liability	8	6
Non-current net defined benefit liability	186	198
Other provisions	775	1,403	$ 1,164
Decommissioning liability
Non-current
Other provisions	$ 216	$ 158	$ 170
Bottom of range
Non-current
Liability risk rate	3.50%	3.50%
Liability inflation rate	2.00%	2.00%
Top of range
Non-current
Liability risk rate	8.30%	8.50%
Liability inflation rate	2.30%	2.30%